Plan Investment Assets for Gratuity Funds and Pension Fund Measured at Fair Value by Level and in Total (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) USD ($)	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by insurance company (1) INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by insurance company (1) INR	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by insurance company (2) INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by insurance company (2) INR	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Government of India securities INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Government of India securities INR	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Debenture and bonds INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Debenture and bonds INR	Mar. 31, 2012 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Other INR	Mar. 31, 2011 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Funds managed by trust Other INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) USD ($)	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by insurance company (1) INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by insurance company (1) INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by insurance company (2) INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by insurance company (2) INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Government of India securities INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Government of India securities INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Debenture and bonds INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Debenture and bonds INR	Mar. 31, 2012 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Other INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Funds managed by trust Other INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) USD ($)	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by insurance company (1) INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by insurance company (1) INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by insurance company (2) INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by insurance company (2) INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Government of India securities INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Government of India securities INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Debenture and bonds INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Debenture and bonds INR	Mar. 31, 2012 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Other INR	Mar. 31, 2011 Fair Value Measurements Using Significant unobservable inputs (Level 3) Funds managed by trust Other INR
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	$ 1.6	83.7	121.2	0	0	0	0	0	0	0	0	83.7	121.2	$ 21.9	1,112.5	794.2	0	0	437.2	358.9	265.3	220.2	410.0	215.1	0	0	$ 4.6	233.8	178.1	233.8	178.1	0	0	0	0	0	0	0	0